Intangible assets (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Intangible Assets Cost, Beginning	$ 39,547,997,000	$ 39,466,306,000
Intangible Assets Cost, Ending	39,550,659,000	39,547,997,000
Transfers	2,662,000	81,691,000
Intangible Assets Amortization, Beginning	29,368,346,000	24,940,469,000
Intangible Assets Amortization, Ending	33,511,071,000	29,368,346,000
Amortization For The Year	3,073,753,000	3,523,429,000
Impairment	1,068,972,000	904,448,000
Intangible Assets Net Book Value	6,039,588,000	10,179,651,000
Transmission lines for Achiras and La Castellana wind farms
Statement [Line Items]
Intangible Assets Cost, Beginning	2,036,432,000	1,954,741,000
Intangible Assets Cost, Ending	2,039,094,000	2,036,432,000
Transfers	2,662,000	81,691,000
Intangible Assets Amortization, Beginning	260,546,000	159,450,000
Intangible Assets Amortization, Ending	362,597,000	260,546,000
Amortization For The Year	102,051,000	101,096,000
Impairment	0	0
Intangible Assets Net Book Value	1,676,497,000	1,775,886,000
Turbogas and turbosteam supply agreements for thermal station Brigadier Lopez
Statement [Line Items]
Intangible Assets Cost, Beginning	12,523,507,000	12,523,507,000
Intangible Assets Cost, Ending	12,523,507,000	12,523,507,000
Transfers	0	0
Intangible Assets Amortization, Beginning	7,245,271,000	3,960,333,000
Intangible Assets Amortization, Ending	10,244,102,000	7,245,271,000
Amortization For The Year	1,929,859,000	2,380,490,000
Impairment	1,068,972,000	904,448,000
Intangible Assets Net Book Value	2,279,405,000	5,278,236,000
Concession right
Statement [Line Items]
Intangible Assets Cost, Beginning	24,988,058,000	24,988,058,000
Intangible Assets Cost, Ending	24,988,058,000	24,988,058,000
Transfers	0	0
Intangible Assets Amortization, Beginning	21,862,529,000	20,820,686,000
Intangible Assets Amortization, Ending	22,904,372,000	21,862,529,000
Amortization For The Year		1,041,843,000
Impairment	0	0
Intangible Assets Net Book Value	$ 2,083,686,000	$ 3,125,529,000